COMMON STOCK - Common stock reserved (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
COMMON STOCK
Redeemable convertible preferred stock		18,349,937	18,349,937
Options to purchase common stock		5,546,772	5,085,269
Preferred stock warrants		295,559	295,559
Preferred stock issued upon conversion of convertible promissory notes		560,024
Restricted stock units		1,394,670	1,446,116
Total		26,146,962	25,176,881
Assumed price	$ 38	$ 38
Assumed price after discount	$ 19	$ 19
Discount rate	50.00%	50.00%
Common stock remained available for future grants		1,329,263	1,702,707